UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21236

Dreyfus Premier Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Equity Fund
December 31, 2007 (Unaudited)

Common Stocks--95.3%	Shares	Value ($)

Australia--6.0%
AMP	234,530	2,045,377
ASX	46,000	2,439,300
BHP Billiton	230,790	8,119,818
Coca-Cola Amatil	251,728	2,091,663
Commonwealth Bank of Australia	78,200	4,050,850
Macquarie Group	13,686	914,078
Santos	76,680	949,005
Seven Network	96,800	1,088,564
Westpac Banking	37,664	921,709
		22,620,364
Austria--.4%
OMV	20,600	1,666,584
Belgium--2.3%
Delhaize Group	33,100	2,908,827
InBev	37,740	3,140,293
KBC Groep	17,480	2,454,764
		8,503,884
Canada--.8%
Barrick Gold	10,500	441,827
Bombardier, Cl. B	57,000 a	342,149
Cognos	11,800 a	679,326
Research In Motion	2,900 a	328,758
Rogers Communication, Cl. B	6,162	279,211
Teck Cominco, Cl. B	21,400	763,624
TransCanada	6,300	257,228
		3,092,123
Denmark--1.6%
Carlsberg, Cl. B	16,644	2,010,208
Danske Bank	58,400	2,283,483
Novo Nordisk, Cl. B	9,200	603,296
Sydbank	22,800	978,526
		5,875,513
Finland--2.3%
Fortum	8,500	382,300
Konecranes	46,290	1,593,398
Neste Oil	35,630	1,255,066
Nokia	142,500	5,516,730
		8,747,494
France--10.1%
Air France-KLM	27,800	976,008
Alstom	2,060	442,057
AXA	73,600	2,942,817
BNP Paribas	50,207	5,439,746
Bouygues	18,090	1,505,244
Cap Gemini	31,370	1,969,139
France Telecom	74,792	2,688,045
Lafarge	10,403	1,890,694
Sanofi-Aventis	27,230	2,503,477
Scor	76,630	1,957,628
Suez	38,100	2,590,148
Total	79,462	6,592,202
Vinci	37,200	2,750,526
Vivendi	80,100	3,669,262
		37,916,993

Germany--9.3%
BASF	31,810	4,709,099
Bayerische Motoren Werke	28,600	1,768,124
Daimler	40,634	3,944,615
Deutsche Bank	14,240	1,858,407
E.ON	28,300	6,014,664
Linde	14,565	1,923,147
MAN	15,870	2,636,407
Merck	12,560	1,618,988
MTU Aero Engines Holding	18,900	1,103,608
RWE	1,950	273,275
Salzgitter	6,640	989,178
Siemens	15,520	2,466,343
ThyssenKrupp	52,500	2,939,125
Wacker Chemie	1,900	548,345
Wincor Nixdorf	20,950	1,987,882
		34,781,207
Greece--.6%
Coca-Cola Hellenic Bottling	50,980	2,202,850
Hong Kong--1.4%
CLP Holdings	190,500	1,300,712
Esprit Holdings	135,100	2,009,463
Wharf Holdings	332,900	1,743,703
Wharf Holdings-Rights	42,363 a	58,121
		5,111,999
Ireland--1.2%
Allied Irish Banks	100,800	2,305,954
Kerry Group, Cl. A	72,659	2,327,123
		4,633,077
Italy--2.1%
Banca Popolare di Milano	54,900	746,933
Enel	244,500	2,903,553
ENI	79,060	2,891,065
Prysmian	50,010 a	1,233,048
		7,774,599
Japan--17.2%
Aisin Seiki	48,200	2,013,464
Canon	39,000	1,817,937
Chiba Bank	202,700	1,653,507
KDDI	354	2,640,204
Kenedix	1,558	2,527,883
Komatsu	85,700	2,335,422
Makita	44,800	1,903,563
Marubeni	177,400	1,261,066
Mitsubishi	14,800	405,970
Mitsubishi Electric	42,000	439,747
Mitsubishi Gas Chemical	98,000	966,339
Mitsubishi UFJ Lease & Finance	43,380	1,442,695
Mitsui & Co.	164,200	3,481,090
Mitsui OSK Lines	152,600	1,950,675
Nikon	79,700	2,764,905
Nintendo	9,700	5,817,131
Nippon Sheet Glass	69,000	353,180
Nippon Steel	229,500	1,423,639
Nippon Telegraph & Telephone	298	1,493,272
Nippon Yusen	35,800	284,975
Olympus	48,700	2,016,889
Seven & I Holdings	63,600	1,858,599
Sony	66,900	3,718,166
Star Micronics	39,800	875,882

Sumitomo Electric Industries	67,500	1,075,232
Sumitomo Metal Industries	508,500	2,365,752
Takeda Pharmaceutical	63,900	3,763,372
Terumo	28,200	1,486,406
Toshiba	353,000	2,648,568
Toyota Motor	118,400	6,410,614
Urban	100,500	1,346,847
		64,542,991
Netherlands--3.5%
ASML Holding	36,067 a	1,140,402
European Aeronautic Defence and Space	85,827	2,735,086
Fugro	18,700	1,441,348
ING Groep	145,100	5,666,104
Koninklijke DSM	19,570	923,613
Royal KPN	71,300	1,294,802
		13,201,355
Norway--.6%
DNB NOR	93,700	1,430,877
Norsk Hydro	17,600	251,281
Petroleum Geo-Services	8,550	248,153
Telenor	10,700	255,432
		2,185,743
Singapore--.7%
DBS Group Holdings	176,000	2,529,473
Singapore Press Holdings	79,000	246,824
		2,776,297
Spain--4.6%
ACS-Actividades de Construccion y Servicios	59,880	3,553,331
Banco Santander	183,960	3,971,778
Inditex	5,950	364,978
Mapfre	172,200	756,646
Repsol	25,440	905,408
Telefonica	159,050	5,159,066
Union Fenosa	40,120	2,705,218
		17,416,425
Sweden--2.6%
Alfa Laval	24,400	1,374,031
NCC, Cl. B	36,200	778,446
Nordea Bank	129,800	2,168,722
Skandinaviska Enskilda Banken, Cl. A	105,300	2,696,074
Skanska, Cl. B	51,600	973,901
Svenska Cellulosa, Cl. B	73,500	1,301,962
TeliaSonera	37,500	350,988
		9,644,124
Switzerland--7.7%
ABB	22,780	655,739
Baloise Holding	19,120	1,881,292
Credit Suisse Group	62,300	3,743,938
Holcim	19,576	2,095,454
Nestle	16,373	7,513,202
Roche Holding	31,624	5,458,573
Swatch Group	9,940	2,993,315
Swiss Reinsurance	17,180	1,219,671
Zurich Financial Services	11,690	3,430,043
		28,991,227
United Kingdom--20.0%
Amlin	375,621	2,222,472
AstraZeneca	4,800	206,241
BAE Systems	100,900	997,678
Barclays	163,140	1,632,528

BP	483,880	5,908,574
British Airways	307,800 a	1,892,997
British American Tobacco	116,284	4,561,409
BT Group	171,080	926,475
Charter	87,320 a	1,375,722
Cookson Group	119,495	1,653,684
Dairy Crest Group	116,180	1,344,838
Dana Petroleum	46,170 a	1,276,054
Enterprise Inns	163,100	1,577,077
Firstgroup	102,540	1,643,917
GKN	213,420	1,194,962
Greene King	133,100	2,114,160
HBOS	222,680	3,249,664
International Power	484,910	4,366,247
Michael Page International	48,150	275,333
National Grid	123,300	2,041,733
Next	67,160	2,150,322
Prudential	109,504	1,548,032
Royal Bank of Scotland Group	269,200	2,373,165
Royal Dutch Shell, Cl. A	6,800	285,015
Royal Dutch Shell, Cl. B	126,700	5,257,664
SABMiller	99,490	2,797,130
Schroders	64,821	1,675,701
Shire	89,730	2,032,793
SSL International	111,900	1,188,649
Tesco	76,940	729,068
Tullet Prebon	28,900	269,260
Vedanta Resources	29,865	1,213,216
Vodafone Group	1,493,470	5,540,338
William Morrison Supermarkets	365,032	2,333,763
Xstrata	68,670	4,840,222
		74,696,103
United States--.3%
iShares MSCI EAFE Index Fund	10,980	861,930
PowerShares BLDRS Developed Markets 100 ADR Index Fund	12,034	379,433
		1,241,363
Total Common Stocks
(cost $324,269,449)		357,622,315

Preferred Stocks--1.2%

Germany
Fresenius
(cost $3,234,140)	54,630	4,537,711

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
2.77%, 3/20/08
(cost $263,389)	265,000 [b]	263,195

Other Investment--.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,500,000)	1,500,000 [c]	1,500,000

Total Investments (cost $329,266,978)	97.0%	363,923,221
Cash and Receivables (Net)	3.0%	11,177,924
Net Assets	100.0%	375,101,145

a	Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures position.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 12/31/2007 ($)

Purchases:
Danish Krone, expiring 1/2/2008	1,038,652	204,490	203,314	(1,176)

STATEMENT OF FINANCIAL FUTURES
December 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2007 ($)

Financial Futures Long
MSCI Pan Euro	211	7,608,040	March 2008	(4,607)
Topix	19	2,503,698	March 2008	(129,512)
				(134,119)

STATEMENT OF INVESTMENTS
Dreyfus Premier International Small Cap
December 31, 2007 (Unaudited)

Common Stocks--86.6%	Shares	Value ($)

Australia--3.7%
Babcock & Brown	44,500	1,058,965
Challenger Financial Services Group	220,000	962,222
Incitec Pivot	18,980	1,948,072
Just Group	179,510	731,633
Oxiana	141,878	432,759
Seven Network	49,930	561,488
Sims Group	49,610	1,167,523
		6,862,662
Belgium--1.3%
EVS Broadcast Equipment	4,500	522,900
Mobistar	6,580	597,941
Omega Pharma	7,450	518,762
Tessenderlo Chemie	14,510	703,232
		2,342,835
Canada--5.5%
Astral Media	23,500	1,103,878
Axcan Pharma	23,900 a	546,169
Canaccord Capital	37,000	570,148
Canadian Western Bank	23,000	726,206
Crescent Point Energy Trust	28,500	712,141
Emera	23,100	509,275
Gildan Activewear	24,600 a	1,014,326
Industrial Alliance Insurance and Financial Services	12,000	514,614
Major Drilling Group International	13,500 a	851,143
Northbridge Financial	14,800	549,876
Oilexco	45,400 a	602,651
Sherritt International	90,400	1,210,007
Westjet Airlines	50,200 a	1,140,105
		10,050,539
Denmark--.9%
D/S Norden	6,050	667,933
Sydbank	21,500	922,733
		1,590,666
Finland--1.4%
Konecranes	27,800	956,934
Nokian Renkaat	22,700	796,956
Wartsila, Cl. B	10,740	816,680
		2,570,570
France--7.7%
Air France-KLM	18,300	642,480
Alstom	3,760	806,861
Arkema	7,950 a	521,547
CNP Assurances	10,410	1,352,338
Compagnie Generale de Geophysique-Veritas	2,890 a	822,670
Eramet	2,960	1,512,353
GFI Informatique	59,100	517,645
Haulotte Group	23,000	687,624
Ipsen	15,200	915,295
Ipsos	16,800	478,230
Lagardere	6,590	493,414
Neuf Cegetel	13,500	681,873
Nexans	7,730	964,804
Rallye	9,690	686,055
Scor	20,310	518,849

SEB	4,130	747,593
Teleperformance	25,130	976,916
Wendel	5,140	742,384
		14,068,931
Germany--6.6%
Aareal Bank	24,800	1,133,155
Continental	10,320	1,340,646
Deutsche Boerse	5,620	1,113,703
Hannover Rueckversicherung	11,870	546,693
Hypo Real Estate Holding	22,600	1,190,992
KUKA	11,970 a	454,494
Lanxess	17,200	843,648
MAN	6,240	1,036,622
MTU Aero Engines Holding	16,500	963,468
Salzgitter	5,850	871,490
Stada Arzneimittel	13,800	847,107
Vivacon	35,300	667,326
Wincor Nixdorf	11,790	1,118,718
		12,128,062
Greece--.5%
Folli-Follie	19,130	712,112
Metka	12,080	271,922
		984,034
Hong Kong--2.7%
Kowloon Development	348,000	901,358
Neo-China Land Group Holdings	908,100	799,939
Pacific Basin Shipping	336,000	541,984
Vtech Holdings	107,000	768,313
Wing Hang Bank	70,600	1,056,434
Wing Lung Bank	77,600	950,237
		5,018,265
Ireland--2.2%
DCC	43,120	1,219,275
Greencore Group	102,660	671,387
IAWS Group	35,420	783,348
Kerry Group, Cl. A	42,160	1,350,301
		4,024,311
Italy--3.2%
Azimut Holding	92,600	1,198,348
Banca Popolare di Milano	33,500	455,779
Credito Emiliano	55,800	768,953
Fondiaria-SAI	16,800	691,595
Marr	48,300	493,417
Milano Assicurazioni	97,400	760,261
Prysmian	32,880 a	810,690
Recordati	83,400	743,754
		5,922,797
Japan--12.2%
Ardepro	3,901	856,398
Atrium	17,500	363,162
Chugoku Marine Paints	80,400	734,414
DON Quijote	47,800	942,674
Foster Electric	18,100	506,226
Hisamitsu Pharmaceutical	33,300	1,014,925
Hitachi Construction Machinery	27,600	828,829
Hitachi Kokusai Electric	66,500	816,086
Hogy Medical	13,800	582,654
Joint	26,600	517,431
K's Holdings	28,700	751,235
Kenedix	790	1,281,789

Kintetsu World Express	19,200	671,238
Koito Manufacturing	54,100	740,053
Kuroda Electric	49,100	700,265
Mitsumi Electric	13,700	466,676
Nihon Dempa Kogyo	10,700	525,624
Nihon Kohden	20,800	497,835
Nippon Sheet Glass	87,000	445,314
Nippon Synthetic Chemical Industry	128,800	669,661
Nissan Chemical Industries	67,000	877,477
Nissin Kogyo	45,400	1,066,272
NSD	51,300	681,057
O-M	53,000	457,523
Star Micronics	26,500	583,188
Takeuchi Manufacturing	11,700	470,916
Toho Pharmaceutical	47,300	924,333
Tokai Rika	40,100	1,258,124
Toyo Engineering	111,000	552,239
Urban	35,700	478,432
Yamaguchi Financial Group	95,300	1,111,427
		22,373,477
Luxembourg--1.0%
Millicom International Cellular	7,600 a	896,344
Oriflame Cosmetics	15,850	1,012,709
		1,909,053
Netherlands--3.2%
AerCap Holdings	23,200 a	484,184
ASM International	23,500	574,614
Core Laboratories	4,900 a	611,128
Fugro	16,830	1,297,213
Imtech	23,610	583,852
Koninklijke BAM Groep	17,900	420,700
Ten Cate	14,730	457,366
Nutreco Holdings	11,980	691,841
TomTom	10,260 a	771,344
		5,892,242
Norway--.3%
Tandberg	22,900	478,207
Singapore--1.1%
Allgreen Properties	674,000	697,258
Singapore Petroleum	129,000	678,005
Wing Tai Holdings	333,900	625,932
		2,001,195
South Korea--5.2%
CJ Internet	27,560	474,056
Daegu Bank	25,700	426,960
Daelim Industrial	5,210	996,357
Forhuman	17,634 a	561,412
Hite Brewery	7,500	1,141,827
Honam Petrochemical	7,100	800,267
Hyundai Mipo Dockyard	5,100	1,571,955
Jusung Engineering	47,800 a	919,231
Korea Zinc	4,900	683,173
LG Telecom	51,480 a	541,200
Osstem Implant	14,295 a	487,191
Pusan Bank	60,200	1,009,765
		9,613,394
Spain--4.5%
Bolsas y Mercados Espanoles	15,400	1,047,611
Tubacex	70,610	688,551
Fomento de Construcciones y Contratas	13,800	1,035,465

Gestevision Telecinco	31,780	812,332
Laboratorios Almirall	21,200 a	465,764
Obrascon Huarte Lain	12,000	403,430
Red Electrica de Espana	9,520	600,919
Sol Melia	37,260	566,766
Union Fenosa	30,800	2,076,787
Viscofan	24,400	515,765
		8,213,390
Sweden--1.3%
Getinge, Cl. B	22,000	590,510
NCC, Cl. B	38,600	830,056
Peab	63,800	658,836
Trelleborg, Cl. B	17,800	373,134
		2,452,536
Switzerland--5.1%
Actelion	11,240 a	516,274
Galenica	2,112	922,556
Holcim	15,860	1,697,686
Julius Baer Holding	15,400	1,272,008
Rieter Holding	1,899	837,893
Sika	567	1,068,754
Swatch Group	5,090	1,532,794
Syngenta	4,070	1,036,176
Vontobel Holding	9,900	478,314
		9,362,455
United Kingdom--17.0%
Amlin	139,289	824,143
Antofagasta	37,300	531,004
Axon Group	46,700	488,649
British Airways	91,900 a	565,193
Burren Energy	20,520	495,836
Cable & Wireless	216,930	804,439
Cattles	97,000	566,225
Charter	30,310 a	477,532
Cookson Group	64,600	893,995
Croda International	52,800	609,088
Dairy Crest Group	72,730	841,884
Dana Petroleum	46,280 a	1,279,094
De La Rue	39,371	759,825
DS Smith	147,330	607,201
Enterprise Inns	59,900	579,196
Firstgroup	49,500	793,582
Galliford Try	220,500	450,937
GKN	165,990	929,396
Greene King	51,300	814,849
Inchcape	110,070	827,189
Informa	95,700	877,382
International Power	132,600	1,193,963
Interserve	64,100	609,626
John Wood Group	125,950	1,082,819
Kesa Electricals	142,800	662,041
Kier Group	17,500	506,253
McBride	238,280	515,684
Michael Page International	122,800	702,200
Morgan Crucible	109,250	438,933
Morgan Sindall	20,800	429,090
N Brown Group	114,540	538,415
Next	29,780	953,492
Petrofac	119,610	1,306,171
QinetiQ	223,720	875,066

Regus Group	239,000	389,485
Restaurant Group	214,540	796,562
Rightmove	49,450	455,569
Savills	77,300	429,742
Southern Cross Healthcare	42,600	448,286
Speedy Hire	26,000	432,601
Spirent Communications	559,870 a	689,206
Sthree	64,400	285,142
Thomas Cook Group	168,140 a	921,070
Vedanta Resources	20,530	833,997
Venture Production	30,620	481,504
		30,993,556
Total Common Stocks
(cost $153,291,161)		158,853,177

Preferred Stocks--1.8%

Germany
Fresenius	18,800	1,561,577
Fuchs Petrolub	8,950	791,621
Hugo Boss	15,480	881,310
Total Preferred Stocks
(cost $2,539,399)		3,234,508
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
2.77%, 3/20/08
(cost $283,268)	285,000	283,059

Other Investment--39.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $73,040,000)	73,040,000 [b]	73,040,000

Total Investments (cost $229,153,828)	128.4%	235,410,744
Liabilities, Less Cash and Receivables	(28.4%)	(52,033,158)
Net Assets	100.0%	183,377,586

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2007 ($)

Financial Futures Long
MSCI Pan Euro	122	4,398,961	March 2008	25,123
DJ Euro Stoxx 50	18	1,165,358	March 2008	5,616
Topix Index	6	790,641	March 2008	(22,258)
				8,481

STATEMENT OF INVESTMENTS
Deyfus Premier Small Cap Equity Fund
December 31, 2007 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)

Consumer Discretionary--15.6%
AnnTaylor Stores	24,760 a	632,865
Belo, Cl. A	34,790	606,737
Champion Enterprises	37,400 a,b	352,308
Foot Locker	36,350	496,541
Gentex	30,540	542,696
Hearst-Argyle Television	18,750	414,563
JoS. A. Bank Clothiers	14,920 a,b	424,474
Live Nation	29,500 a,b	428,340
Liz Claiborne	4,590 b	93,407
M.D.C. Holdings	15,470	574,401
Meredith	8,180	449,736
New York Times, Cl. A	31,990 b	560,785
OfficeMax	19,880	410,721
Panera Bread, Cl. A	10,300 a,b	368,946
Regis	18,530	518,099
Scholastic	19,010 a,b	663,259
Tenneco	23,330 a	608,213
Timberland, Cl. A	19,690 a,b	355,995
Williams-Sonoma	23,440 b	607,096
Zale	26,880 a,b	431,693
		9,540,875
Consumer Staples--5.6%
BJ's Wholesale Club	17,770 a	601,159
J.M. Smucker	11,540	593,618
Longs Drug Stores	23,080	1,084,760
Ralcorp Holdings	18,550 a	1,127,655
		3,407,192
Energy--5.8%
Cabot Oil & Gas	17,590	710,108
CARBO Ceramics	12,510	465,372
Oil States International	9,100 a	310,492
Patterson-UTI Energy	7,330 b	143,082
Penn Virginia	26,470	1,154,886
Unit	15,520 a	717,800
		3,501,740
Exchange Traded Funds--2.0%
Midcap SPDR Trust Series 1	7,800	1,209,780
Financial--17.4%
Alexandria Real Estate Equities	5,740 b	583,586
Aspen Insurance Holdings	16,100	464,324
City National/Beverly Hills, CA	11,180	665,769
Conseco	47,600 a	597,856
Cullen/Frost Bankers	14,410	730,010
Fidelity National Financial, Cl.
A	12,500	182,625
FirstMerit	26,920	538,669
Fulton Financial	56,260	631,237
Hanover Insurance Group	15,460	708,068
Health Care REIT	15,390 b	687,779
LaSalle Hotel Properties	8,960	285,824
Lexington Realty Trust	26,110 b	379,639
Philadelphia Consolidated Holding	17,950 a	706,333
Piper Jaffray	16,560 a	767,059

Protective Life	14,320	587,406
Raymond James Financial	17,060	557,180
Redwood Trust	15,830 b	542,019
Washington Federal	18,990	400,879
Wilmington Trust	16,900	594,880
		10,611,142
Health Care--13.7%
Charles River Laboratories
International	19,180 a	1,262,044
Endo Pharmaceuticals Holdings	9,020 a	240,563
HEALTHSOUTH	21,200 a,b	445,200
Hillenbrand Industries	11,220	625,291
Invitrogen	13,680 a	1,277,849
LifePoint Hospitals	17,480 a	519,855
Magellan Health Services	15,330 a	714,838
MDS	24,590 a	478,276
Medicines	15,790 a	302,536
Pediatrix Medical Group	15,680 a	1,068,592
PerkinElmer	21,790	566,976
Universal Health Services, Cl. B	16,270	833,024
		8,335,044
Industrial--12.9%
Alliant Techsystems	5,790 a	658,670
Brink's	11,610	693,581
Clean Harbors	10,560 a	545,952
Corrections Corp. of America	24,930 a	735,684
Curtiss-Wright	10,070	505,514
Esterline Technologies	9,700 a	501,975
Granite Construction	13,410	485,174
Heartland Express	8,400	119,112
IKON Office Solutions	57,200 b	744,744
Landstar System	7,450	314,018
MSC Industrial Direct, Cl. A	12,390	501,423
Quanta Services	12,230 a	320,915
Steelcase, Cl. A	37,510	595,284
Thomas & Betts	7,640 a	374,666
Waste Connections	23,970 a	740,673
		7,837,385
Information Technology--13.7%
Aspen Technology	12,060 a	195,613
Avid Technology	14,390 a	407,812
Brocade Communications Systems	64,600 a	474,164
Comtech Telecommunications	8,070 a	435,860
Cymer	11,270 a	438,741
Electronics for Imaging	28,870 a	648,998
Emulex	24,200 a	394,944
FEI	16,210 a,b	402,494
Hewitt Associates, Cl. A	14,560 a	557,502
Ingram Micro, Cl. A	22,710 a	409,688
Microsemi	19,480 a	431,287
MKS Instruments	12,770 a	244,418
NETGEAR	18,820 a	671,309
Parametric Technology	33,970 a	606,365
Powerwave Technologies	68,550 a,b	276,257
SRA International, Cl. A	19,430 a,b	572,214
Sybase	25,440 a	663,730
Teradyne	45,590 a	471,401
		8,302,797
Materials--4.2%
Cytec Industries	10,020	617,032

FMC	18,500	1,009,175
International Flavors & Fragrances	6,340	305,144
Reliance Steel & Aluminum	11,730	635,766
		2,567,117
Telecommunication Services--1.2%
Cincinnati Bell	147,410 a	700,197
Utilities--7.8%
AGL Resources	17,570	661,335
Atmos Energy	22,030	617,721
Black Hills	12,230	539,343
Hawaiian Electric Industries	18,940	431,264
IDACORP	12,830 b	451,873
PNM Resources	28,320	607,464
Portland General Electric	21,850	606,993
UGI	29,310	798,698
		4,714,691
Total Common Stocks
(cost $61,034,974)		60,727,960

Other Investment--2.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,250,000)	1,250,000 [c]	1,250,000

Investment of Cash Collateral for
Securities Loaned--12.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,337,819)	7,337,819 [c]	7,337,819

Total Investments (cost $69,622,793)	114.1%	69,315,779
Liabilities, Less Cash and Receivables	(14.1%)	(8,565,920)
Net Assets	100.0%	60,749,859

a	Non-income producing security.
b	All or a portion of these securities are on loan. At December 31, 2007, the total market value of the fund's securities on loan is $7,048,069 and the total market value of the collateral held by the fund is $7,337,819.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)